FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Capital Management (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Cash and cash equivalents	R$ 6,448,483	R$ 5,762,081	R$ 3,393,377	R$ 3,381,328
Accounts receivable - FIDC	25,071	1,975
Loans, financing, debentures, leases and contingent consideration	(16,933,978)	(13,239,166)	(13,824,673)
Derivative transactions, net	(12,676)	(5,564)
Net equity	70,006,196	69,556,764	R$ 70,455,578	R$ 71,607,027
Capital management
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Cash and cash equivalents	6,448,483	5,762,081
Financial Investments	30,109
Accounts receivable - FIDC	25,071	1,975
Loans, financing, debentures, leases and contingent consideration	(16,933,978)	(13,239,166)
Derivative transactions, net	(12,676)	(5,564)
Net debt	10,442,991	7,480,674
Net equity	R$ 70,006,196	R$ 69,556,764
Net debt-to-equity ratio	14.92%	10.75%